Loss Per Share - Summary of Computation of Net Loss Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥) ¥ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2021 CNY (¥) ¥ / shares shares	Feb. 29, 2020 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to ordinary shareholders-basic and diluted	¥ (113,462)	$ (17,987)	¥ (28,196)	¥ (109,493)
Weighted average number of ordinary shares outstanding-basic	22,491,122	22,491,122	23,131,195	23,668,916
Weighted average number of ordinary shares outstanding-diluted	22,491,122	22,491,122	23,131,195	23,668,916
Basic net loss per share | (per share)	¥ (5.04)	$ (0.80)	¥ (1.22)	¥ (4.63)
Diluted net loss per share | (per share)	¥ (5.04)	$ (0.80)	¥ (1.22)	¥ (4.63)